Segment information - Information by operating segments (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Segment information
Total Revenues from contracts with external customers	€ 64,960	€ 12,105
Adjusted EBITDA	698	(5,017)
Additions to property, plant and equipment and right-of-use assets	1,970	1,404
Additions to intangible assets	1,326	1,191
Other segment information
Depreciation and amortization	3,286	2,084
Research and development expenses	4,335	2,691
Pharmaceutical
Segment information
Total Revenues from contracts with external customers	3,598	4,550
Diagnostics
Segment information
Total Revenues from contracts with external customers	6,383	7,542
Covid-19
Segment information
Total Revenues from contracts with external customers	54,979	13
Operating segment | Pharmaceutical
Segment information
Total Revenues from contracts with external customers	3,598	4,550
Adjusted EBITDA	1,497	2,608
Additions to property, plant and equipment and right-of-use assets	6
Additions to intangible assets	322	1,002
Other segment information
Depreciation and amortization	414	564
Operating segment | Diagnostics
Segment information
Total Revenues from contracts with external customers	6,383	7,542
Adjusted EBITDA	1,054	138
Additions to property, plant and equipment and right-of-use assets	234	787
Other segment information
Depreciation and amortization	406	544
Operating segment | Covid-19
Segment information
Total Revenues from contracts with external customers	54,979	13
Adjusted EBITDA	10,167	(51)
Additions to property, plant and equipment and right-of-use assets	1,416	30
Additions to intangible assets	354
Other segment information
Depreciation and amortization	927
Corporate
Segment information
Adjusted EBITDA	(12,020)	(7,712)
Additions to property, plant and equipment and right-of-use assets	314	587
Additions to intangible assets	650	189
Other segment information
Depreciation and amortization	1,539	976
Research and development expenses	€ 4,335	€ 2,691